Document and Entity Information - $ / shares	12 Months Ended
	Dec. 31, 2018	May 07, 2019
Registrant Name	TOMBSTONE EXPLORATION CORP
Registrant CIK	0001072772
SEC Form	20-F
Period End date	Dec. 31, 2018
Fiscal Year End	--12-31
Trading Symbol	tmbxf
Number of common stock shares outstanding		666,651,265
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity File Number	000-29922
Entity Incorporation, State Country Name	Canada
Entity Listing, Par Value Per Share	$ 0
Principal Address
Entity Address, Address Line One	6529 E. Friess Drive
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
Entity Address, Address Description	Address of principal executive offices
Contact Address
Entity Address, Address Line One	Alan Brown
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
Entity Address, Address Description	Name, address and telephone of Company contact person
Entity Address, Address Line Two	6529 E. Friess Drive
City Area Code	480
Local Phone Number	588-8920
Phone Fax Number Description	Name, address and telephone of Company contact person